SHARE-BASED COMPENSATION EXPENSES	12 Months Ended
Jun. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 16 -	SHARE-BASED COMPENSATION EXPENSES

On September 20, 2007, the Company adopted the 2006 Stock Plan (the “2006 Plan”) which allows the Company to offer a variety of incentive awards to employees, officers, directors and consultants. Options to purchase 3,000,000 ordinary shares are authorized under the 2006 Plan. The Company issues new shares to employees, officers, directors and consultants upon share option exercise or share unit conversion.

On May 14, 2015, the Board of Directors approved the 2015 Equity Incentive Plan (the “2015 Equity Plan”). The 2015 Equity Plan provided for 5,000,000 ordinary shares, and it will terminate ten years following the date that it was adopted by the Board of Directors. The purposes of the 2015 Equity Plan are similar as the 2006 Plan, which is used to promote the long-term growth and profitability of the Company and its affiliates by stimulating the efforts of employees, directors and consultants of the Company and its affiliates who are selected to be participants, aligning the long-term interests of participants with those of shareholders, heightening the desire of participants to continue in working toward and contributing to the success of the Company, attracting and retaining the best available personnel for positions of substantial responsibility, and generally providing additional incentive for them to promote the success of the Company’s business through the grant of awards of or pertaining to the Company’s ordinary shares. The 2015 Equity Plan permits the grant of incentive share options, non-statutory share options, restricted shares, restricted share units, share appreciation rights, performance units and performance shares as the Company may determine.

Performance options

Performance share options granted in 2012 (“2012 Performance Options”)

The Company granted 1,476,000 share options to certain employees under the terms of the 2006 Plan in 2012. All the share options had been vested and exercised by June 30, 2017.

The Company recorded share-based compensation expense relating to 2012 performance share options of $251, nil and nil which is included in general and administrative expenses, for the years ended June 30, 2016, 2017 and 2018, respectively.

Performance options granted in 2015 (“2015 Performance Options”)

On May 14, 2015, certain employees of the Company were granted share-based compensation awards totaling 1,740,000 performance share options to purchase ordinary shares according to the terms of the 2015 Equity Plan. The exercise price of these options is $22.25 per share. The exercise price of the option will be adjusted in the event dividends are paid by the Company.

On the 24, 36, 48 month anniversary of the grant date, 30%, 30%, 40% of 1,160,000 performance share options will vest if the Company’s annual growth rate of Non-GAAP diluted EPS for fiscal years 2015, 2016 and 2017 equals or exceeds 15% per annum. On the 48 month anniversary of the grant date, 50% of the remaining 580,000 options will vest if the Company’s CAGR of Non-GAAP diluted EPS for fiscal years 2015 to 2017 equals or exceeds 20%, and another 50% of the 580,000 performance options will vest if he Company’s CAGR of Non-GAAP diluted EPS for fiscal years 2015 to 2017 equals or exceeds 25%.

Moreover, for option grantees who are responsible for individual businesses, they have to meet the following additional criteria in each year, from fiscal years 2015 to 2017, to exercise the options in that particular year. The annual revenue growth rate compared to prior fiscal year must equal to or exceed 15%, 5%, 15% and 50% respectively for industrial automation (“IA”), rail transportation (“Rail”), mechanical and electrical solutions (“M&E”) and medical (“Medical”) revenue streams.

The vesting schedule for such performance share options is as below:

EPS Threshold	Number of vested options	Months after the grant date
		24 months	36 months	48 months
Annual growth rate over 15% but below 20%	1,160,000	348,000	348,000	464,000
CAGR equals or over 20% but below 25%	Additional 290,000	-	-	290,000
CAGR equals 25% or above	Additional 290,000	-	-	290,000

	Total	348,000	348,000	1,044,000

The 2015 Performance Options will remain exercisable from the vesting date until the 60 month anniversary of the grant date. The EPS threshold and the revenue growth thresholds for Rail and Medical were met for fiscal years ended June 30, 2015 and 2016, however, the revenue growth thresholds of IA and M&E was not achieved. The annual growth rate of Non-GAAP diluted EPS for fiscal year 2017 failed to fall between 15% and 20%, in addition, the revenue growth thresholds were not met for all revenue streams. Based on this performance, 396,000 out of 1,740,000 2015 performance options are vested.

A summary of the 2015 performance option activity for the year ended June 30, 2018 is as shown below:

2015 Performance Options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding as at June 30, 2017	396,000	22.05	2.87	-

Vested and expected to vest at June 30, 2018	396,000	22.05	1.87	546

Vested and exercisable at June 30, 2018	396,000	22.05	1.87	546

The weighted averaged grant-date fair value of the 2015 performance options granted in fiscal year 2015 was $10.07.

The Company recorded share-based compensation expense relating to the 2015 performance options in the amount of $3,190, $(263) and $588 which is included in general and administrative expenses, in fiscal year 2016, 2017 and 2018, respectively. As of June 30, 2018, all the share-based compensation expense related to the 2015 Performance Options was recognized.

For the 2015 performance options, the Company engaged an independent third-party appraiser to assist with the valuation of the option. The Company has adopted the binomial option pricing model to assess the fair value as of the valuation date.

The major inputs to the binomial model are as follows:

For options granted on May 14, 2015
Risk-free rate of return	1.51%
Weighted average expected volatility	53.42%
Expected life (in years)	5 years
Expected ordinary dividend yield	nil

Restricted shares

During the year ended June 30, 2014, the Company granted 52,500 restricted ordinary shares to certain directors under the 2006 Plan. All shares were granted on June 23, 2014. These restricted shares vest quarterly over a three-year period starting from the directors’ respective service inception date. Fair value of the restricted shares was determined with reference to the market closing price at grant date.

During the year ended June 30, 2017, the Company granted 67,500 restricted ordinary shares to certain directors under the 2015 Plan. All shares were granted on December 10, 2016. These restricted shares vest quarterly over a three-year period starting from the directors’ respective service inception date. Fair value of the restricted shares was determined with reference to the market closing price at grant date.

A summary of the restricted share activity for the year ended June 30, 2018 is as follows:

	Number of restricted shares	Weighted average grant-date fair value
Un-vested at June 30, 2017	63,125	20.09
Vested at June 30, 2018	(22,500)	20.09
Un-vested at June 30, 2018	40,625	20.09

The aggregated grant-date fair value of restricted shares vested during the years ended June 30, 2016, 2017 and 2018 were $419, $432 and $452 respectively. $419, $727 and $619 were recorded in general and administrative expenses as restricted share compensation expenses, for the years ended June 30, 2016, 2017 and 2018, respectively. As of June 30, 2018, the aggregated unrecognized compensation expense of $285 related to the restricted shares is expected to be recognized over a weighted-average vesting period of 1.63 years.